Business Developments	12 Months Ended
Mar. 31, 2025
Business Combinations [Abstract]
Business Developments	BUSINESS DEVELOPMENTS
Sale of MUFG Union Bank and Investment in Shares of U.S. Bancorp
In September 2021, the MUFG Group agreed to the sale of all shares in MUFG Union Bank, the wholly-owned primary operating subsidiary in the United States, to U.S. Bancorp (“USB”), which is not a related party of the MUFG Group. The businesses of MUFG Union Bank that the MUFG Group sold to USB exclude the Global Corporate & Investment Banking (“GCIB”) business (with certain exceptions as agreed to by the parties, including certain deposits of the GCIB business that were retained by MUFG Union Bank), the Global Markets business to the extent related to the GCIB business and certain assets and liabilities that are part of shared middle and back office functions. Under a legal agreement, the assets and liabilities of these operations were transferred to other entities within the MUFG Group before it sold the shares of MUFG Union Bank. Through this transaction, the MUFG Group aimed to maximize shareholder value by improving our capital efficiency.

The carrying amount of any assets that are not covered by the guidance on long-lived assets and included in the disposal group, must be adjusted in accordance with other applicable guidance before measuring the disposal group by lower of cost or market method. During the first half of the fiscal year ended March 31, 2023, the fair value less cost to sell exceeded the carrying value, resulting in the recognition of a reversal of ¥134,141 million, which was previously recognized as an impairment during the fiscal year ended March 31, 2022.
On December 1, 2022, the MUFG Group sold all the issued and outstanding shares of common stock of MUFG Union Bank to USB for the agreed upon consideration of ¥754.0 billion in cash and 44,374,155 shares, ¥276.1 billion, of USB common stock representing approximately 3% of the outstanding shares. The MUFG Group would receive from USB an additional ¥464.5 billion in cash within five years of the closing date, whose discounted present value at sale was ¥396.6 billion. Before the closing of the sale, MUFG Union Bank declared and paid a special dividend of approximately ¥636.8 billion to MUAH. The MUFG Group recorded a pretax gain on the sale of MUFG Union Bank of ¥349.4 billion, net of cost to sell the business. The gain was included in Gain on sale of MUFG Union Bank in the consolidated statements of income for the fiscal year ended March 31, 2023. The business of MUFG Union Bank that was transferred to USB had ¥13,935.6 billion in assets at sale, including ¥2,251.3 billion of interest-earning deposits in other banks, ¥3,123.3 billion of investment securities, and ¥7,567.7 billion of loans. The total amount of liabilities was ¥13,128.0 billion, including ¥11,789.9 billion of deposits. The pretax loss recorded for the business transferred to USB was ¥506,329 million for the fiscal years ended March 31, 2023. The cash receipts and cash payments for loans held for sale that were originated by MUFG Union Bank during the year, prior to the sale to USB, are presented within Net increase in loans held for sale in the business transferred to USB in the consolidated statement of cash flows for the fiscal year ended March 31, 2023. MUFG Union Bank's cash and cash equivalents balance at sale was ¥2,433.8 billion, which when combined with ¥754.0 billion in cash received from USB and certain adjustments resulted in a net decrease in cash and cash equivalents at sale of ¥1,711.8 billion.

In August 2023, after the completion of the sale of MUFG Union Bank, MUFG Bank additionally acquired 24,000,000 shares of the common stock of USB for a purchase price of ¥136.8 billion. Following this investment, MUFG Bank’s total shareholding in USB increased to 4.39%. The proceeds received by USB for the investment were paid to MUAH to reduce the outstanding obligation due within five years of the closing date of the sale simultaneously.

In August 2024, MUFG Bank sold 24,000,000 shares of the common stock of USB it had additionally acquired in August 2023. The sale of USB shares was completed with consideration to MUFG's regulatory capital efficiency.
Acquisition of HC Consumer Finance Philippines, Inc & PT Home Credit Indonesia
On June 1, 2023, MUFG Bank and its consolidated subsidiary, Krungsri, acquired 100% of the shares of HC Consumer Finance Philippines, Inc. (“HC Philippines”), and paid ¥69,841 million, with certain price adjustments after June 1, 2023, in total in cash. As a result of the acquisition, Krungsri and MUFG Bank hold 75% and 25% of the shares, respectively.

The total assets and total liabilities of the acquired business of HC Philippines were ¥137,577 million, including net loans of ¥108,359 million, and ¥96,152 million, including long-term debt of ¥43,891 million, respectively. The assets acquired and liabilities assumed were recorded at their fair values on the acquisition date. The goodwill resulting from the acquisition of HC Philippines was ¥28,196 million, which was not deductible for income tax purposes, and was allocated to the Global Commercial Banking Business Group Segment. The intangible assets resulting from the acquisitions of HC Philippines was ¥9,373 million with a weighted average amortization periods of 5.7 years, primarily including ¥6,137 million of a customer relationship with an amortization period of 7.5 years. The revenue and net income of HC Philippines since the acquisition date were ¥58,394 million and ¥4,129 million, respectively, for the fiscal year ended March 31, 2024 (As Adjusted). The acquired loans of HC Philippines, other than those purchased with credit deterioration, had a fair value of ¥104,391 million at the acquisition date, with unpaid principal balances of ¥109,032 million. At the acquisition date, the MUFG Group estimated these loans’ contractual cash flows expected not to be collected were ¥4,100 million for HC Philippines.

On October 2, 2023, Krungsri and Bank Danamon's consolidated subsidiary, PT Adira Dinamika Multi Finance, Tbk (“ADMF”) acquired approximately 84.8% of the shares of PT Home Credit Indonesia, Inc. (“HC Indonesia”), and paid ¥31,812 million in total in cash. As a result of the acquisition, Krungsri and ADMF hold 75% and approximately 9.8% of the HC Indonesia's shares, respectively.
In March 2024, Krungsri completed a capital injection of ¥4,896 million into HC Indonesia. Following this capital injection, Krungsri’s total shareholding in HC Indonesia increased to 80% and ADMF’s total shareholding in HC Indonesia decreased to approximately 4.9%.

The total assets and total liabilities of the acquired business of HC Indonesia were ¥44,178 million, including net loans of ¥24,949 million, and ¥30,494 million, including other short-term borrowings of ¥22,299 million, respectively. The assets acquired and liabilities assumed were recorded at their fair values on the acquisition date. The goodwill resulting from the acquisition of HC Indonesia was ¥18,034 million, which was not deductible for income tax purposes, and was allocated to the Global Commercial Banking Business Group Segment. The intangible assets resulting from the acquisitions of HC Indonesia were ¥3,964 million with a weighted average amortization of 6.9 years, primarily including ¥3,582 million of a customer relationship with an amortization period of 7.1 years. The revenue and net income of HC Indonesia since the acquisition date were ¥14,569 million and ¥327 million, respectively, for the fiscal year ended March 31, 2024 (As Adjusted). The fair value of the noncontrolling interests was immaterial. The acquired loans of HC Indonesia, other than those purchased with credit deterioration, had a fair value of ¥25,768 million at the acquisition date, with unpaid principal balances of ¥27,389 million. At the acquisition date, the MUFG Group estimated these loans’ contractual cash flows expected not to be collected were ¥1,505 million.

The MUFG group intends to strengthen its business in Southeast Asia through the establishment of business platforms in the region in collaboration with partner banks in which MUFG Bank has invested. In executing this strategy, the MUFG Group will continue striving to contribute to the growth of Southeast Asian economy.

During the fiscal year ended March 31, 2024, the MUFG Group incurred ¥1,044 million of acquisition-related costs of HC Philippines and HC Indonesia.
Pro forma statements of income
The following unaudited pro forma statements of income present the result of operations for HC Philippines and HC Indonesia as if the acquisitions had occurred on April 1, 2022:

	HC Philippines		HC Indonesia
	Fiscal years ended March 31,		Fiscal years ended March 31,
	2023 (As Adjusted)	2024 (As Adjusted)	2023 (As Adjusted)	2024 (As Adjusted)
	(in millions)
Statements of income data
Total revenue	¥49,790	¥68,177	¥24,180	¥28,201
Net income (loss) attributable to Mitsubishi UFJ Financial Group	5,256	3,775	(299)	(220)
,

The unaudited pro forma statements of income of HC Philippines include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥1,560 million for the fiscal year ended March 31, 2023, and ¥1,669 million for the fiscal year ended March 31, 2024. The unaudited pro forma statements of income of HC Indonesia include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥539 million for the fiscal year ended March 31, 2023, and ¥577 million for the fiscal year ended March 31, 2024.
Acquisition of PT Mandala Multifinance Tbk
On March 13, 2024, MUFG Bank and its consolidated subsidiary, ADMF acquired 80.6% of the shares in PT Mandala Multifinance Tbk (“MFIN”). MUFG Bank paid ¥59,025 million and ADMF paid ¥8,360 million in cash. As a result of the acquisition, MUFG Bank and ADMF hold 70.6% and 10% of the shares, respectively.
MFIN is an Indonesian company which mainly provides auto loans for new motorbikes and multi-purpose loans secured by motorbikes in the domestic market, with strong presence especially in eastern Indonesia. MUFG Bank and ADMF intend to leverage MFIN’s strengths, in both products and geography, to further reinforce and expand our auto loan business in Indonesia.
The assets acquired and liabilities assumed were recorded at their fair values on the acquisition date. The total assets and total liabilities of the acquired business were ¥80,236 million, including net loans of ¥47,937 million, and ¥34,676 million, including long-term debt of ¥28,319 million, respectively. The goodwill resulting from the acquisition was ¥31,795 million, which was not deductible for income tax purposes, and was allocated to the Global Commercial Banking Business Group Segment. The intangible assets resulting from the acquisition were ¥15,139 million with a weighted average amortization period of 5.3 years, primarily including ¥10,602 million of a customer relationship with an amortization period of 8.0 years. Due to the proximity of the acquisition date to the MUFG Group's fiscal year end date, the revenue and net income of MFIN for the fiscal year ended March 31, 2024, were not material to the MUFG Group. The MUFG Group also recorded noncontrolling interests of ¥10,448 million at fair value determined by a quoted market price as of the acquisition date. The acquired loans of MFIN other than those purchased with credit deterioration had a fair value of ¥42,152 million at the acquisition date, with unpaid principal balances of ¥42,633 million. At the acquisition date, the MUFG Group estimated these loans’ contractual cash flows expected not to be collected were ¥1,450 million.
Pro forma statements of income
The following unaudited pro forma statements of income present the result of operations for MFIN as if the acquisition had occurred on April 1, 2022:

	Fiscal years ended March 31,
	2023	2024
	(in millions)
Statements of income data
Total revenue	¥19,733	¥20,580
Net income attributable to Mitsubishi UFJ Financial Group	¥3,014	¥1,416
,

The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥2,630 million and ¥2,748 million for the fiscal years ended March 31, 2023 and 2024, respectively.
Acquisition of AlbaCore Capital Group
On November 14, 2023, Mitsubishi UFJ Trust and Banking's consolidated subsidiary, First Sentier Investor acquired 75% interest in AlbaCore Capital Group (“AlbaCore”). Cash consideration paid on change of control was ¥49,266 million, with fair value of contingent consideration of ¥17,979 million being recognized. The valuation of the contingent consideration is calculated with reference to certain future earnings metrics and targets of AlbaCore, discounted to net present value. The deferred payment of contingent consideration is subject to earnings for certain future fiscal periods exceeding a threshold. If the future earnings exceed the threshold, a variable payment depending on value of the future earnings will be made.

The MUFG Group has outlined a strategy for sustainable growth and enhanced profitability, which includes capital utilization in growth areas such as the global asset management business. Through the acquisition of AlbaCore, the MUFG Group will offer new products in the highly demanded alternatives sector and expand its touchpoints with new customers, thereby further strengthening the global asset management business.

The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. During the fiscal year ended March 31, 2024, the MUFG Group incurred ¥2,599 million of acquisition-related costs. These expenses are included in Other non-interest expenses in the accompanying consolidated statements of income for the fiscal year ended March 31, 2024. The total assets and total liabilities of the acquired business were ¥33,583 million, including cash and bank deposits of ¥6,448 million and intangible assets of ¥23,709 million, and ¥12,187 million, including deferred tax liabilities of ¥5,927 million, respectively. The goodwill resulting from the acquisition was ¥63,063 million, which was not deductible for income tax purposes, and was allocated to the Asset Management & Investor Services Business Group Segment. The intangible assets resulting from the acquisition were ¥23,709 million with a weighted average amortization period of 15.7 years, primarily including ¥22,478 million of a customer relationship with a weighted average amortization period of 16.0 years. The MUFG Group also recorded noncontrolling interests of ¥17,214 million at fair value based on the consideration paid for its controlling ownership interest adjusted for control premiums, which were calculated using market data. The revenue and net loss of AlbaCore since the acquisition date were ¥1,107 million and ¥155 million, respectively, for the fiscal year ended March 31, 2024.
Pro forma statements of income
The following unaudited pro forma statements of income present the results of operations as if the acquisition of AlbaCore had occurred on April 1, 2022:

	Fiscal years ended March 31,
	2023	2024
	(in millions)
Statements of income data
Total revenue	¥7,780	¥8,279
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥(712)	¥859

The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥1,390 million and ¥1,426 million for the fiscal years ended March 31, 2023 and 2024, respectively.
Acquisition of Link Administration Holdings Limited
On May 16, 2024, Mitsubishi UFJ Trust and Banking acquired 100% of the shares of Link Administration Holdings Limited for ¥113,524 million in cash. The new name of the company is MUFG Pension & Market Services Holdings Limited (“MPMS”).

The global pension and stock administration services will be provided under the new brand name “MUFG Pension & Market Services” driving MUFG to further accelerate its global business expansion via access to Australian funds and global corporate clients, facilitating the Global Investor Services Business to offer a broad range of solutions, allowing it to strengthen its global reach, develop growth opportunities, and expand its business scale.

The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. During the fiscal year ended March 31, 2025, the MUFG Group incurred ¥3,856 million of acquisition-related costs. These expenses are included in Other non-interest expenses in the accompanying consolidated statements of income for the fiscal year ended March 31, 2025. The total assets and liabilities of the acquired business were ¥153,019 million, including cash and bank deposits of ¥21,586 million and intangible assets of ¥67,283 million which consist of software and customer relationships, and ¥188,316 million, including long-term borrowings of ¥118,441 million, respectively. The goodwill resulting from the acquisition was ¥149,782 million, which was not deductible for income tax purposes, and was allocated to the Asset Management & Investor Services Business Group Segment. The intangible assets resulting from the acquisition primarily relate to customer relationships of ¥45,141 million with a weighted average amortization period of 17.8 years. The revenue and net loss of MPMS since the acquisition date were ¥67,676 million and ¥3,919 million, respectively, for the fiscal year ended March 31, 2025.
Pro forma statements of income
The following unaudited pro forma statements of income present the results of income as if the acquisition of MPMS had occurred on April 1, 2023:

	Fiscal years ended March 31,
	2024	2025
	(in millions)
Statements of income data
Total revenue	¥128,252	¥114,723
Net income attributable to Mitsubishi UFJ Financial Group	¥17,445	¥2,746

The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥2,281 million and ¥2,443 million for the fiscal years ended March 31, 2024 and 2025, respectively.
Acquisition of WealthNavi Inc.
On December 2, 2024, MUFG Bank commenced a tender offer to acquire all of the remaining outstanding shares of WealthNavi Inc. (“WealthNavi”), a Japan-based online asset management service provider. Before the offer, MUFG Bank held 15.13% shares of WealthNavi which was accounted for using the equity method of accounting. The offer was open through January 20, 2025 and MUFG Bank paid ¥90,026 million in cash on January 27, 2025 to acquire the shares of WealthNavi. Subsequently, MUFG Bank carried out a squeeze-out process on March 6, 2025 and WealthNavi became a wholly owned subsidiary of MUFG Bank. The cash payment of ¥8,809 million for the shares acquired in the squeeze-out process was completed in April 2025.

Through this transaction, MUFG Bank intends to seek to enhance solutions for long-term financial needs of customers by achieving synergies with WealthNavi such as (i) acceleration of development of a more comprehensive asset management advisory platform and further enrichment of user interface and experience, (ii) expansion of asset management capabilities and wider name recognition under the MUFG brand, (iii) strengthening of the online securities business with WealthNavi and Mitsubishi UFJ eSmart Securities Co., Ltd. complementing each other’s expertise and strengths, and (iv) utilization, where appropriate, of the methods and expertise of WealthNavi in business development and expansion management.

The assets acquired and liabilities assumed were recorded at their fair values on the acquisition date. The total assets and total liabilities of the acquired business were ¥88,038 million, including cash and bank deposits of ¥34,424 million, and ¥43,294 million, including other liabilities ¥33,722 million, respectively. The MUFG Group incurred ¥451 million of acquisition-related costs. The goodwill resulting from the acquisition was ¥63,730 million, which was not deductible for income tax purposes, and was allocated to the Retail & Digital Business Group Segment. The intangible assets resulting from the acquisition were ¥22,869 million of customer relationship with a weighted average amortization period of 9.0 years. The equity method interest in WealthNavi held by MUFG Bank immediately before the acquisition date was remeasured to a fair value of ¥9,638 million based on the quoted market price, resulting in a loss of ¥6,035 million which is included in Other non-interest income in the accompanying consolidated statements of income for the fiscal year ended March 31, 2025. Due to the proximity of the acquisition date to the MUFG Group's fiscal year end date, the revenue and net income of WealthNavi for the fiscal year ended March 31, 2025, were not material to the MUFG Group.
Pro forma statements of income
The following unaudited pro forma statements of income present the results of income as if the acquisition of WealthNavi had occurred on April 1, 2023:

	Fiscal years ended March 31,
	2024	2025
	(in millions)
Statement of income data
Total revenue	¥8,173	¥11,172
Net loss attributable to Mitsubishi UFJ Financial Group	¥(1,388)	¥(1,255)

The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥2,541 million and ¥2,541 million for the fiscal years ended March 31, 2024 and 2025, respectively.
Acquisition of shares of au Kabucom Securities and Sale of shares of au Jibun Bank
On January 24, 2025, 51% of the shares of au Kabucom Securities Co., Ltd. (“au Kabucom Securities”) were transferred from Mitsubishi UFJ Securities Holdings to MUFG Bank. On January 31, 2025, MUFG Bank acquired the remaining 49% of the shares of au Kabucom Securities held by au Financial Holdings Corporation, a wholly owned subsidiary of KDDI Corporation (“KDDI”). As a result, au Kabucom Securities became a wholly owned subsidiary of MUFG Bank. On the same date, MUFG Bank sold its entire 22% shares of au Jibun Bank Corporation (“au Jibun Bank”), a subsidiary of KDDI. Prior to the sale, MUFG Bank accounted for its 22% investment in au Jibun Bank as an equity method investment. In February 2025, au Kabucom Securities was renamed “Mitsubishi UFJ eSmart Securities Co., Ltd.” These transactions are part of our strategy to streamline and strengthen the MUFG Group's online securities business, with an aim to gain a more competitive position in the industry. MUFG accounted the acquisition of the remaining shares of au Kabucom Securities and the sale of its equity interest in au Jibun Bank as a single nonmonetary transaction with au Financial Holdings Corporation. The transaction was recorded at fair value and resulted in MUFG paying ¥2,100 million in cash, a reduction in Noncontrolling interests of ¥21,858 million, a reduction in Capital surplus of ¥24,503 million, a reduction in equity method investment of ¥32,781 million, and the recognition of a gain of ¥8,850 million, which was reported in other non-interest income in the accompanying consolidated statements of income for the fiscal year ended March 31, 2025.